ACQUISITIONS AND DIVESTITURES - Schedule of Pro Forma Revenue and Earnings (Details) - Legacy Dole $ in Thousands	5 Months Ended
Dec. 31, 2021 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
revenue	$ 1,900,000
net loss	$ (80,600)